SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Severance expenses		$ 607	$ 308	$ 128
Antidilutive shares		392,124	35,193	121,196
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate		33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate		6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate		20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	[1]
capitalized software development costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
capitalized software development costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years

[1]	Over the shorter of the term of the lease or the life of the asset